Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
Note 23. Related Party Transactions
The Company made payments of $0.2 million, $0.3 million and $0.2 million to Carbon Group Limited in respect to consultancy services provided by a director and shareholder of the Company for the years ended December 31, 2022, 2021 and 2020, respectively.
The Company recognized revenue of $0.3 million for the year ended December 31, 2022 from CFL Ventures, in which the Company has a minority interest.
In the year ended December 31, 2022, the Company
granted
117,360
RSUs to three independent members of the board of directors, vesting between April 2023 and July 2023. In the year ended December 31, 2021, the Company granted
42,242 restricted shares to two independent members of the board of directors, vesting between April 2022 and April 2024. Related to these grants
, the Company issued
25,575
ordinary shares in the year ended December 31, 2022, and recognized compensation cost of $
0.5
 million, $0.2 million and zero during the years ended December 31, 2022, 2021 and 2020, respectively, in general and administrative expense in the consolidated statements of operations.
The Company extended a $4.1 million loan to one of its executives on September 7, 2018. The executive notes receivable carried a 2.5% annual interest rate and was a full-recourse loan. On April 20, 2021 upon the successful consummation of the Merger the Company made a catch-up
payment of $15.7 million related to certain executive’s holdings of the Company’s Incentive Securities (net of proceeds from repayment of certain employee loan).
The Company made payments of $9.7 million and $2.0 million to Oakvale Capital in respect to success fees relating to the Merger and acquisition of Second Spectrum, respectively, for the year ended December 31, 2021. A director of the Company is a founder and managing partner of Oakvale Capital.
On September 7, 2018, during September and December of 2019, the Company issued investor loan notes to Apax and other shareholders. On December 8, 2020, certain investment funds affiliated with Apax entered into a Related Party Loan agreement with a subsidiary of the Company. The Company repaid the investor loan notes and the Related Party Loan in full upon the consummation of the Merger.
Certain investment funds affiliated with Apax have previously provided the Company with a commitment letter in support of a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of up to £30,000,000 (approximately $40.6 million as of December 31, 2021), upon the occurrence of certain events. In the second quarter of fiscal year 2022 the bank guarantee was replaced with an account charge of equal value. See Note 21 – Commitments and Conti ngenc
ies.